Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment
	2015	2014
Furniture and fixtures	$110	$110
Computers and software costs	382	359
Machinery and equipment	476	443
Leasehold improvements	4	5
Total property and equipment	972	917
Accumulated depreciation	(609)	(455)
Property and equipment, net	$363	$462